Income Taxes (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Taxes [Line Items]
Approximate effective statutory rate of corporate income tax	31.50%	33.90%	35.60%
Approximate undistributed earnings of foreign subsidiaries	¥ 28,338	¥ 29,250
Percentage of taxable dividends over the amount received from certain foreign subsidiaries	5.00%
Operating loss carryforwards	¥ 516,139
Tax credit carryforwards	18,679
Total amounts of unrecognized tax benefits that, if recognized, would affect the effective tax rate	1,443	1,065	¥ 1,485
Maximum [Member]
Income Taxes [Line Items]
Reasonably possible decrease in unrecognized tax benefits	1,000
Previously Enacted Reform [Member]
Income Taxes [Line Items]
Limitation in percentage of annual taxable income on the use of net operating loss carryforwards under the Tax Reform enacted			80.00%
Net operating loss carryforward period in years			9 years
"2015 Tax Reform", Enacted on Mar. 31, 2015 [Member]
Income Taxes [Line Items]
Change in income tax expense resulting from change in tax laws			¥ (39,966)
"2015 Tax Reform", Enacted on Mar. 31, 2015 [Member] | Effective for Two-year period between April 1, 2015 and March 31, 2017 [Member]
Income Taxes [Line Items]
Limitation in percentage of annual taxable income on the use of net operating loss carryforwards under the Tax Reform enacted			65.00%
Duration for which the limitation on the use of net operating loss carryforwards of 65% is applied, in years			2 years
"2015 Tax Reform", Enacted on Mar. 31, 2015 [Member] | Effective for Fiscal year Beginning on or after April 1, 2015 [Member]
Income Taxes [Line Items]
Approximate effective statutory rate of corporate income tax			33.90%
"2015 Tax Reform", Enacted on Mar. 31, 2015 [Member] | Effective for Fiscal Year(s) Beginning on or after April 1, 2017 [Member]
Income Taxes [Line Items]
Limitation in percentage of annual taxable income on the use of net operating loss carryforwards under the Tax Reform enacted			50.00%
Increase in the net operating loss carryforward period in years			1 year
Net operating loss carryforward period in years			10 years
"2016 Tax Reform", Enacted on Mar. 29, 2016 [Member]
Income Taxes [Line Items]
Change in income tax expense resulting from change in tax laws		¥ (50,081)
"2016 Tax Reform", Enacted on Mar. 29, 2016 [Member] | Effective for Fiscal Year Beginning on or after April 1, 2016 [Member]
Income Taxes [Line Items]
Approximate effective statutory rate of corporate income tax		31.50%
"2016 Tax Reform", Enacted on Mar. 29, 2016 [Member] | Effective for Period between April 1, 2016 and March 31, 2017 [Member]
Income Taxes [Line Items]
Limitation in percentage of annual taxable income on the use of net operating loss carryforwards under the Tax Reform enacted		60.00%
"2016 Tax Reform", Enacted on Mar. 29, 2016 [Member] | Effective for Period between April 1, 2017 and March 31, 2018 [Member]
Income Taxes [Line Items]
Limitation in percentage of annual taxable income on the use of net operating loss carryforwards under the Tax Reform enacted		55.00%
Decrease in the net operating loss carryforward period in years		1 year
Net operating loss carryforward period in years		9 years
Revisions to Local Tax Law Promulgated by Tokyo Metropolitan Government Bureau of Taxation [Member]
Income Taxes [Line Items]
Change in income tax expense resulting from change in tax laws	¥ (26,820)
Revisions to Local Tax Law Promulgated by Tokyo Metropolitan Government Bureau of Taxation [Member] | Effective for Fiscal Year(s) Beginning on or after April 1, 2017 [Member]
Income Taxes [Line Items]
Approximate effective statutory rate of corporate income tax	30.60%
Due to Profitability Improvement of a Certain Subsidiary [Member]
Income Taxes [Line Items]
Addition (release) of valuation allowance		¥ (65,728)
Due to a decline in estimated future taxable income of a certain subsidiary [Member]
Income Taxes [Line Items]
Addition (release) of valuation allowance	¥ 60,208
Requirements of Japanese Tax Law for Domestic Company to Exclude from Taxable Income Dividend Received from Foreign Company [Member]
Income Taxes [Line Items]
Percentage of dividend that can be excluded from the taxable income	95.00%
Requirements of Japanese Tax Law for Domestic Company to Exclude from Taxable Income Dividend Received from Foreign Company [Member] | Minimum [Member]
Income Taxes [Line Items]
Percentage of outstanding shares held in a foreign company who declared a dividend	25.00%
Continuous holding period on the date the dividend is declared by a foreign company	6 months